SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Solar power systems, gross	$ 2,032,912	$ 983,172
Accumulated depreciation	(55,973)	(31,659)
Solar power and battery energy storage systems, net	1,976,939	951,513
Solar power and battery energy storage to project assets	312,773	119,067	$ 263,710
Impairment loss of solar power systems	21,400	0	0
Depreciation expense	462,254	287,130	225,351
Capitalized interest	70,487	33,097	18,666
Systems in operation
Summary of Significant Accounting Policies
Solar power systems, gross	1,270,389	532,833
Depreciation expense	28,900	14,266	$ 4,074
Systems under construction
Summary of Significant Accounting Policies
Solar power systems, gross	$ 762,523	$ 450,339